ORGANIZATION AND PRINCIPAL ACTIVITIES (DETAILS 2) (Xinye)	1 Months Ended
	Dec. 31, 2008 Shanghai Yaye Real Estate Brokerage Company Limited [Member]	Aug. 31, 2008 Beijing Aaifeite International Franchise Consulting Company Limited [Member]	Dec. 31, 2008 Xiamen Shijitonghe Real Estate Consultant Company Limited [Member]	Dec. 31, 2006 Shandong Jinan Sanlian Real Estate Brokerage Company Limited [Member]	Feb. 28, 2009 Shaanxi Lide Industry Investments Company Limited [Member]
Organization and Principal Activities [Line Items]
Ownership held by certain party	51.00%	11.00%	10.00%	15.00%	10.00%